UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         PointState Capital LP
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Address:      40 West 57th Street, 25th Floor
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              New York, NY 10019
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              Form 13F File Number:  028-14763
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bradley Sanford
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Title:        Chief Financial Officer
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Phone:        412-851-5601
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Signature, Place, and Date of Signing:

 /s/ Bradley Sanford             Pittsburgh, PA                05/15/12
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              132
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Form 13F Information Table Value Total:            $ 3,455,162  (thousands)
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List of Other Included Managers:                     NONE


Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole     Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------- -----

Acorda Therapeutics Inc.    COM               00484M106      10,620    400,000 SH        SOLE               400,000
Aeropostale Inc.            COM               007865908       5,243    242,500 SH  CALL  SOLE               242,500
Agrium Inc.                 COM               008916108       3,429     39,704 SH        SOLE                39,704
Albemarle Corp              COM               012653101       8,994    140,700 SH        SOLE               140,700
Alexion Pharms Inc.         COM               015351109       1,857     20,000 SH        SOLE                20,000
Alliant Energy Corp         COM               018802108       9,214    212,700 SH        SOLE               212,700
Amarin Corp PLC             SPONS ADR         023111206      16,414  1,450,000 SH        SOLE             1,450,000
American Tower Corp         COM               03027X100      16,568    262,900 SH        SOLE               262,900
Annaly Capital Mgmt Inc.    COM               035710409         682     43,100 SH        SOLE                43,100
Apple Inc.                  COM               037833100      41,489     69,200 SH        SOLE                69,200
Approach Resources Inc.     COM               03834A103       3,178     86,000 SH        SOLE                86,000
ArthroCare Corp             COM               043136100       8,055    300,000 SH        SOLE               300,000
AvalonBay Comm's Inc.       COM               053484101         622      4,400 SH        SOLE                 4,400
BP PLC                      SPONS ADR         055622104      18,270    406,000 SH        SOLE               406,000
Baidu Inc.                  SPONS ADR REP A   056752108      13,469     92,400 SH        SOLE                92,400
CF Industries Holdings Inc. COM               125269100      77,950    426,773 SH        SOLE               426,773
CMS Energy Corp             COM               125896100       4,939    224,500 SH        SOLE               224,500
Cabot Oil & Gas Corp        COM               127097103     133,136  4,271,297 SH        SOLE             4,271,297
Cabot Oil & Gas Corp        COM               127097953      15,585    500,000 SH  PUT   SOLE               500,000
Calpine Corp                COM               131347304      43,867  2,548,900 SH        SOLE             2,548,900
Cameco Corporation          COM               13321L108       5,198    241,900 SH        SOLE               241,900
Cameron Int'l Corp          COM               13342B105      48,676    921,370 SH        SOLE               921,370
Celanese Corp               COM SER A         150870103         753     16,300 SH        SOLE                16,300
Cemex SAB Spons             SPONS ADR         151290889       4,067    524,055 SH        SOLE               524,055
CenterPoint Energy Inc.     COM               15189T107      36,957  1,874,100 SH        SOLE             1,874,100
Chart Industries, Inc.      COM PAR $0.01     16115Q308       7,333    100,000 SH        SOLE               100,000
Cheniere Energy, Inc.       COM               16411R208      74,596  4,979,682 SH        SOLE             4,979,682
Citigroup Inc.              COM               172967424      42,361  1,159,000 SH        SOLE             1,159,000
Corrections Corp of America COM               22025Y407       3,509    128,500 SH        SOLE               128,500
Costco Wholesale Corp       COM               22160K105      22,700    250,000 SH        SOLE               250,000
Crown Castle Int'l Corp.    COM               228227104       6,022    112,900 SH        SOLE               112,900
Cubist Pharms Inc.          COM               229678107      19,463    450,000 SH        SOLE               450,000
D.R. Horton Inc.            COM               23331A109         478     31,500 SH        SOLE                31,500
Duke Energy Corp            COM               26441C105       4,906    233,500 SH        SOLE               233,500
DuPont Fabros Tech Inc.     COM               26613Q106         621     25,400 SH        SOLE                25,400
EOG Resources Inc.          COM               26875P101      73,615    662,600 SH        SOLE               662,600
EQT Corp                    COM               26884L109      40,925    848,900 SH        SOLE               848,900
Eastman Chemical Co         COM               277432100      88,349  1,709,200 SH        SOLE             1,709,200
Eaton Corp                  COM               278058102       2,965     59,500 SH        SOLE                59,500
Edison Int'l                COM               281020107         850     20,000 SH        SOLE                20,000
Elan Corporation            ADR               284131208     115,597  7,701,332 SH        SOLE             7,701,332
Elan Corporation            COM               284131908      21,014  1,400,000 SH  CALL  SOLE             1,400,000
Elan Corporation            COM               284131958       7,505    500,000 SH  PUT   SOLE               500,000
Endo Pharms Hldgs Inc.      COM               29264F205      11,619    300,000 SH        SOLE               300,000
Ensco Int'l PLC             SPONS ADR         29358Q109      82,751  1,563,400 SH        SOLE             1,563,400
Entergy Corp                COM               29364G103      14,556    216,600 SH        SOLE               216,600
ePocrates Inc.              COM               29429D103       2,145    250,000 SH        SOLE               250,000
Essex Property Trust Inc.   COM               297178105         379      2,500 SH        SOLE                 2,500
General Electric Co         COM               369604103      10,282    512,300 SH        SOLE               512,300
General Growth Prop's Inc.  COM               370023103         705     41,500 SH        SOLE                41,500
Gentium Spa                 SPONS ADR         37250B104       1,257    144,203 SH        SOLE               144,203
Goldman Sachs Group Inc.    COM               38141G104       6,890     55,400 SH        SOLE                55,400
Google Inc.                 CL A              38259P508      26,932     42,000 SH        SOLE                42,000
Harley-Davidson, Inc.       COM               412822108       1,718     35,000 SH        SOLE                35,000
HollyFrontier Corp          COM               436106108      81,645  2,539,506 SH        SOLE             2,539,506
Hospira, Inc.               COM               441060100      13,087    350,000 SH        SOLE               350,000
InterMune Inc.              COM               45884X103       2,934    200,000 SH        SOLE               200,000
JP Morgan Chase & Co.       COM               46625H100      39,966    869,200 SH        SOLE               869,200
KeyCorp                     COM               493267108       8,254    971,000 SH        SOLE               971,000
Kimco Realty Corp           COM               49446R109         341     17,700 SH        SOLE                17,700
Las Vegas Sands Corp        COM               517834107      16,298    283,100 SH        SOLE               283,100
Las Vegas Sands Corp        COM               517834907       7,668    133,200 SH  CALL  SOLE               133,200
Liberty Media Corp          LIB CAP COM A     530322106      15,312    173,700 SH        SOLE               173,700
Liberty Global Inc.         COM SER A         530555101       7,332    146,400 SH        SOLE               146,400
Liberty Interactive Corp    INT COM SER A     53071M104       4,183    219,100 SH        SOLE               219,100
Lorillard Inc.              COM               544147101       3,088     23,853 SH        SOLE                23,853
Louisiana-Pacific Corp      COM               546347105         345     36,900 SH        SOLE                36,900
MGM Resorts Int'l           COM               552953101         341     25,000 SH        SOLE                25,000
Marathon Petroleum Corp     COM               56585A102       1,091     25,167 SH        SOLE                25,167
Mattress Firm Holding Corp  COM               57722W106         758     20,000 SH        SOLE                20,000
McDermott Int'l Inc.        COM               580037109       1,476    115,200 SH        SOLE               115,200
Medicines Co                COM               584688105      35,125  1,750,100 SH        SOLE             1,750,100
Monster Beverage Corp       COM               611740101      49,807    802,175 SH        SOLE               802,175
Monster Beverage Corp       COM               611740901      18,627    300,000 SH  CALL  SOLE               300,000
Morgan Stanley              COM               617446448       2,828    144,000 SH        SOLE               144,000
Motorola Solutions, Inc.    COM               620076307       7,586    149,251 SH        SOLE               149,251
NewLink Genetics Corp       COM               651511107       4,575    500,000 SH        SOLE               500,000
NiSource Inc.               COM               65473P105       2,118     87,000 SH        SOLE                87,000
Northeast Utilities         COM               664397106       8,686    234,000 SH        SOLE               234,000
Occidental Petroleum Corp   COM               674599105      71,727    753,200 SH        SOLE               753,200
Par Pharmaceutical Cos Inc. COM               69888P106       2,517     65,000 SH        SOLE                65,000
Phillip Morris Int'l Inc.   COM               718172109      14,098    159,100 SH        SOLE               159,100
Pinnacle West Cap Corp      COM               723484101      11,338    236,700 SH        SOLE               236,700
Pioneer Natural Resources CoCOM               723787107     150,144  1,345,500 SH        SOLE             1,345,500
Plains Exploration & Prod'n COM               726505100      54,055  1,267,400 SH        SOLE             1,267,400
Post Holdings Inc.          COM               737446104       1,647     50,000 SH        SOLE                50,000
Powershares QQQ Trust       UNIT SER 1        73935A954      39,138    579,400 SH  PUT   SOLE               579,400
Public Storage Inc.         COM               74460D109         359      2,600 SH        SOLE                 2,600
Qualcomm Inc                COM               747525103      29,341    431,100 SH        SOLE               431,100
Range Resources Corp        COM               75281A109      24,651    424,000 SH        SOLE               424,000
Rockwell Automation Inc.    COM               773903109      32,263    404,800 SH        SOLE               404,800
Rockwood Holdings Inc.      COM               774415103      29,407    563,900 SH        SOLE               563,900
Rosetta Resources Inc.      COM               777779307       7,451    152,800 SH        SOLE               152,800
Rowan Companies Inc.        COM               779382100       5,397    163,900 SH        SOLE               163,900
SBA Communications Corp     COM               78388J106      10,656    209,724 SH        SOLE               209,724
SL Green Realty Corp.       COM               78440X101       4,281     55,200 SH        SOLE                55,200
SPDR S&P 500 ETF Trust      TR UNIT           78462F953      23,374    166,000 SH  PUT   SOLE               166,000
SPDR Gold Trust             GOLD SHS          78463V907     534,996  3,300,000 SH  CALL  SOLE             3,300,000
SCANA Corp                  COM               80589M102       2,281     50,000 SH        SOLE                50,000
Schlumberger Ltd.           COM               806857108      29,357    419,800 SH        SOLE               419,800
Sempra Energy               COM               816851109      27,438    457,600 SH        SOLE               457,600
Simon Property Group Inc.   COM               828806109       5,201     35,700 SH        SOLE                35,700
Sirius XM Radio Inc.        COM               82967N108       9,405  4,071,300 SH        SOLE             4,071,300
Spectrum Pharms Inc.        COM               84763A108       9,473    750,000 SH        SOLE               750,000
Stryker Corp                COM               863667101      11,096    200,000 SH        SOLE               200,000
Sunoco Inc.                 COM               86764P109       7,306    191,500 SH        SOLE               191,500
SunTrust Banks Inc.         COM               867914103      14,833    613,700 SH        SOLE               613,700
Target Corp                 COM               87612E106      12,429    213,300 SH        SOLE               213,300
Tempur-Pedic Int'l Inc.     COM               88023U101       5,758     68,200 SH        SOLE                68,200
Tenaris SA                  SPONS ADR         88031M109      34,973    914,800 SH        SOLE               914,800
Threshold Pharms Inc.       COM               885807206      10,560  1,200,000 SH        SOLE             1,200,000
Tidewater Inc.              COM               886423102       5,402    100,000 SH        SOLE               100,000
Toll Brothers, Inc.         COM               889478103         823     34,300 SH        SOLE                34,300
Valero Energy Corp          COM               91913Y100      10,829    420,200 SH        SOLE               420,200
VeriSign Inc.               COM               92343E102      59,559  1,553,027 SH        SOLE             1,553,027
Vertex Pharms, Inc.         COM               92532F100      19,480    475,000 SH        SOLE               475,000
Viropharma Inc.             COM               928241108      15,035    500,000 SH        SOLE               500,000
VMware Inc.                 CL A COM          928563402       4,304     38,300 SH        SOLE                38,300
WellCare Health Plans Inc.  COM               94946T106      10,782    150,000 SH        SOLE               150,000
Westar Energy Inc.          COM               95709T100       4,913    175,900 SH        SOLE               175,900
Westlake Chemical Corp      COM               960413102      53,537    826,323 SH        SOLE               826,323
Westport Innovations Inc.   COM               960908309      10,230    250,000 SH        SOLE               250,000
Yum! Brands Inc.            COM               988498101      18,792    264,000 SH        SOLE               264,000
Delphi Auto Plc             SHS               G27823106       5,167    163,498 SH        SOLE               163,498
Signet Jewelers Ltd.        SHS               G81276100      19,106    404,100 SH        SOLE               404,100
Velti PLC                   SHS               G93285107       1,434    105,800 SH        SOLE               105,800
Weatherford Int'l Ltd.      REG SHS           H27013103      56,043  3,713,901 SH        SOLE             3,713,901
Noble Corp                  NAMEN-AKT         H5833N103     159,670  4,261,273 SH        SOLE             4,261,273
Tyco Int'l Ltd.             SHS               H89128104      13,247    235,800 SH        SOLE               235,800
LyondellBassell Ind's NV    SHS A             N53745100     155,930  3,572,286 SH        SOLE             3,572,286
Nielsen Holdings NV         COM               N63218106      32,542  1,079,689 SH        SOLE             1,079,689
Teekay Corp                 COM               Y8564W103      16,641    478,871 SH        SOLE               478,871

Grand Total                                               3,455,162

